Consolidated Statements of Comprehensive Loss - CHF (SFr)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Consolidated Statements of Comprehensive Loss
Revenue from contract with customer	SFr 3,612,819	SFr 2,762,830	SFr 6,043,855
Other income	266,324	70,835	658,818
Operating costs
Research and development	(10,373,200)	(12,453,876)	(4,918,793)
General and administration	(5,749,217)	(4,983,946)	(3,208,505)
Total operating costs	(16,122,417)	(17,437,822)	(8,127,298)
Operating loss	(12,243,274)	(14,604,157)	(1,424,625)
Finance income	35,304	36,874
Finance expense	(650,629)	(213,321)	(220,173)
Finance costs	(615,325)	(176,447)	(220,173)
Net loss before tax	(12,858,599)	(14,780,604)	(1,644,798)
Income tax expense	0	0	0
Net loss for the year	SFr (12,858,599)	SFr (14,780,604)	SFr (1,644,798)
Basic and diluted loss per share for loss attributable to the ordinary equity holders of the Company	SFr (0.48)	SFr (0.56)	SFr (0.07)
Items that will never be reclassified to the statement of comprehensive loss:
Remeasurements of retirement benefits obligations	SFr (233,529)	SFr (745,855)	SFr (375,479)
Items that may be classified subsequently to the statement of comprehensive loss:
Exchange difference on translation of foreign operations	(4,069)	(838)	(181)
Other comprehensive loss for the year, net of tax	(237,598)	(746,693)	(375,660)
Total comprehensive loss for the year	SFr (13,096,197)	SFr (15,527,297)	SFr (2,020,458)